Variable Interest Entities (Narrative) (Details)			1 Months Ended	3 Months Ended	12 Months Ended
		Jun. 01, 2011	Jun. 30, 2013 item	Mar. 31, 2016 item	Dec. 31, 2016 USD ($) item	Dec. 31, 2014	Dec. 31, 2010 item	Dec. 23, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 15, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of aircraft owned | item					1,022
Remaining borrowing capacity					$ 7,338,181,000
Debt guarantees					125,429,000				$ 248,105,000
Number of aircraft sold | item				5
Gain on refinance of notes receivable					27,700,000
Carrying value of the ALS Notes Receivable									85,747,000
Long-term Debt					27,716,999,000				29,641,863,000
AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Subordinated debt					63,800,000
Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Senior debt facility					16,200,000
Subordinated debt					31,000,000
AerFunding [Member]
Variable Interest Entity [Line Items]
Credit facility amount outstanding					596,800,000
AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Senior debt facility					49,000,000
Subordinated debt					$ 16,800,000
AerLift Jet [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					0
Number of aircraft sold | item					4
AerDragon [Member]
Variable Interest Entity [Line Items]
Debt guarantees					$ 3,400,000				7,500,000
Number of airlines | item					10
AerLift [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					4
Debt guarantees					$ 122,000,000				168,900,000
Number of aircraft sold | item					2
AerCap Partners III [Member]
Variable Interest Entity [Line Items]
Debt guarantees									71,700,000
Other Joint Ventures [Member]
Variable Interest Entity [Line Items]
Ownership percentage sold		50.00%
AerCap Holdings N.V. [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt					$ 31,900,000
AerCap Holdings N.V. [Member] | Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt					$ 15,500,000
AerCap Holdings N.V. [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Ownership percentage					5.00%
Percent of the subordinated fixed rate deferrable interest asset-backed notes					100.00%
Subordinated debt					$ 192,700,000
AerCap Holdings N.V. [Member] | AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt					$ 8,400,000
AerCap Holdings N.V. [Member] | AerLift Jet [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
AerCap Holdings N.V. [Member] | AerLift [Member]
Variable Interest Entity [Line Items]
Ownership percentage					39.00%
AerCap Holdings N.V. [Member] | AerCap Partners III [Member]
Variable Interest Entity [Line Items]
Ownership percentage							50.00%
Ownership percentage sold		50.00%
AerCap Holdings N.V. [Member] | AerCo [Member]
Variable Interest Entity [Line Items]
Notes receivable										$ 0
Deucalion Aviation Funds [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt					$ 31,900,000
Deucalion Aviation Funds [Member] | Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt					$ 15,500,000
Deucalion Aviation Funds [Member] | AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt					$ 8,400,000
U.S.-based Aircraft Leasing Company [Member] | AerLift Jet [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
China Aviation Supplies Holding Company [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Equal Ownership By AerCap Holdings N.V., CA-CIB And East Epoch Limited [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
A330 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					5
A330 Aircraft [Member] | AerCap Partners III [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item							3
A320-200 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					5
A320-200 Aircraft [Member] | AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					3
Boeing 737-800 Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					8
Boeing 737-800 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					7
Boeing 767 Aircraft [Member] | Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					2
Boeing 787 Aircraft [Member] | AerFunding [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					2
Narrowbody Aircraft [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					29
Widebody Aircraft [Member] | AerDragon [Member]
Variable Interest Entity [Line Items]
Number of aircraft sold | item					1
B-737-NG Aircraft [Member] | AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Number of aircraft sold | item					3
ALS II [Member]
Variable Interest Entity [Line Items]
Senior debt facility					$ 17,700,000
ALS II [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Ownership percentage					5.00%
Percent of the subordinated fixed rate deferrable interest asset-backed notes					100.00%
Subordinated debt					$ 350,000,000
ALS II [Member] | A-320 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft sold | item					4
ALS II [Member] | A320-200 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					26
AerData [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Ownership percentage sold						42.30%
ACSAL [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					8
Ownership percentage	[1]				19.00%
ACSAL [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Ownership percentage			19.00%
ACSAL [Member] | Boeing 737-800 Aircraft [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Number of aircraft sold | item			8
ALS [Member]
Variable Interest Entity [Line Items]
Long-term Debt									28,000,000
ALS [Member] | AerCap Holdings N.V. [Member]
Variable Interest Entity [Line Items]
Annual coupon percentage of purchase price					8.00%
ALS Refinancing [Member]
Variable Interest Entity [Line Items]
Gain related to the repayment of a note receivable					$ 120,300,000
Percentage of cash flows					20.00%
Notes receivable								$ 92,600,000
Gain on refinance of notes receivable					$ 27,700,000
AerCap Partners I Facility [Member]
Variable Interest Entity [Line Items]
Outstanding amount under senior debt facility					$ 81,537,000
AerFunding Revolving Credit Facility [Member] | Charitable Trust [Member]
Variable Interest Entity [Line Items]
Ownership percentage					95.00%
Purchase Obligations [Member]
Variable Interest Entity [Line Items]
Number of aircraft owned | item					420
Secured Debt [Member]
Variable Interest Entity [Line Items]
Remaining borrowing capacity					$ 3,238,181,000
Long-term Debt					11,518,140,000				12,623,288,000
Secured Debt [Member] | AerFunding Revolving Credit Facility [Member]
Variable Interest Entity [Line Items]
Remaining borrowing capacity					1,563,181,000
Long-term Debt					596,819,000				1,058,294,000
Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Remaining borrowing capacity					4,100,000,000
Long-term Debt					$ 14,800,212,000				15,619,510,000
Unsecured Debt [Member] | Other Unsecured Debt [Member]
Variable Interest Entity [Line Items]
Long-term Debt									$ 27,959,000

[1]	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.